Share Capital	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL.
SHARE CAPITAL

26. SHARE CAPITAL

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Share Issuance

On June 22, 2016, the company issued 82.2 million common shares for $35.00 per common share. Gross proceeds were approximately $2.878 billion ($2.782 billion net of fees).

Normal Course Issuer Bid

On April 26, 2017, the company announced its intention to commence a new Normal Course Issuer Bid (the 2017 NCIB) to repurchase shares through the facilities of the Toronto Stock Exchange, New York Stock Exchange and/or alternative trading platforms. Pursuant to the 2017 NCIB, the company may purchase for cancellation up to approximately $2.0 billion worth of its common shares between May 2, 2017 and May 1, 2018.

The following table summarizes the share repurchase activities during the period:

($ millions, except as noted)	2017	2016

Share repurchase activities (thousands of common shares)

Shares repurchased	33 154	—

Amounts charged to

Share capital	536	—

Retained earnings	877	—

Share repurchase cost	1 413	—

Average repurchase cost per share	42.61	—

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

($ millions)	December 31 2017	December 31 2016

Amounts charged to

Share capital	97	—

Retained earnings	180	—

Liability for share purchase commitment	277	—